JPMorgan Equity Premium Income Fund Average Annual Total Returns - A C I Shares [Member]		12 Months Ended	58 Months Ended	60 Months Ended	88 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.55%	14.42%	14.25%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.29%	3.18%	2.66%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.81%		7.67%	7.65%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.95%		8.30%	7.90%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.75%		9.12%	8.71%
Performance Inception Date	Aug. 31, 2018
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.46%		5.56%	5.03%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.73%		5.55%	5.14%